Cash and cash equivalents	18 Months Ended
Oct. 31, 2018
Cash and cash equivalents [Abstract]
Cash and cash equivalents
18 Cash and cash equivalents

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Cash at bank and in hand		387,115		146,832
Short-term bank deposits		236,687		4,151
		623,802		150,983
Reclassification to current assets classified as held for sale (note 19)		(2,906)		-
Cash and cash equivalents		620,896		150,983

At October 31, 2018 and April 30, 2017, the carrying amount approximates to the fair value. The Group’s credit risk on cash and cash equivalents is limited as the counterparties are well established banks with high credit ratings. The credit quality of cash and cash equivalents is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
S&P/Moody’s/Fitch rating:
AAA		231,517		33,057
AA-		80,975		69,814
A+		260,404		25,221
A		20,063		6,355
A-		3,767		5,820
BBB+		4,546		471
BBB		994		903
BBB-		558		165
BB+		2,042		357
BB		32		283
BB-		15,187		8,221
B+		-		24
CCC+		212		193
C-		321		-
Not Rated		278		99
		620,896		150,983

Where the opinions of the rating agencies differ, the lowest applicable rating has been assigned to the counterparty.